Concentrations of Credit Risk - Schedule of Concentration Risks (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Company A [Member]
Schedule of Concentration Risks [Line Items]
Total net revenues	¥ 25,489
Net revenues, percentage	13.90%
Company B [Member]
Schedule of Concentration Risks [Line Items]
Total net revenues	¥ 24,569
Net revenues, percentage	13.40%
Customers [Member]
Schedule of Concentration Risks [Line Items]
Total net revenues	¥ 50,058
Net revenues, percentage	27.30%